Derivative Contracts	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Contracts	Derivative Contracts
The following table summarizes information on the location and amounts of derivative fair values on the consolidated balance sheet as at December 31, 2025 and 2024:

		As at December 31, 2025		As at December 31, 2024
Derivatives Not Designated as Hedging Instruments Under ASC 815	Balance Sheet Location	Notional Amount	Fair Value	Notional Amount	Fair Value

		($ in millions)		($ in millions)
Foreign Exchange Contracts	Derivative assets	$529.5	$4.5	$550.0	$17.0
Foreign Exchange Contracts (1)	Derivative liabilities	$874.5	$(12.1)	$1,036.9	$(41.7)
Loss Portfolio Transfer Liability - Embedded Derivative (2)	Derivative liabilities	$—	$—	$—	$(3.6)
 ______________
(1)    Fair value is net of $Nil of cash collateral (December 31, 2024 — $0.8 million).
(2)    The LPT contained an embedded derivative within the contract in relation to the variable interest crediting rate, which has now terminated upon repayment of the funds withheld.

		As at December 31, 2025		As at December 31, 2024
Derivatives Designated as Cash Flow Hedges Under ASC 815	Balance Sheet Location	Notional Amount	Fair Value	Notional Amount	Fair Value

		($ in millions)		($ in millions)
Foreign Exchange Contracts	Derivative assets	$186.8	$0.5	$—	$—
Foreign Exchange Contracts (1)	Derivative liabilities	$—	$—	$158.0	$(4.2)
 ______________
(1)    Fair value is net of $Nil of cash collateral (December 31, 2024 — $2.0 million).
The following table provides the unrealized and realized gains/(losses) recorded in the consolidated statements of operations and other comprehensive income for derivatives that are not designated or designated as hedging instruments under ASC 815 — “Derivatives and Hedging” for the twelve months ended December 31, 2025 and 2024:

		Amount of Gain/(Loss) Recognized on Derivatives
		For the Twelve Months Ended
	Location of Gain/(Loss) Recognized on Derivatives	December 31, 2025	December 31, 2024

Derivatives not designated as hedges		($ in millions)
Foreign Exchange Contracts	Change in Fair Value of Derivatives	$43.9	$(34.0)
Loss Portfolio Transfer Liability - Embedded Derivative	Change in Fair Value of Derivatives	$3.6	$12.9

Derivatives designated as cash flow hedges
Foreign Exchange Contracts	General, administrative and corporate expenses in consolidated statement of operations	$0.7	$(0.9)
Foreign Exchange Contracts	Net change gross of tax from current period hedged transactions in other comprehensive income	$6.7	$(6.5)
Foreign Exchange Contracts. The Company uses foreign exchange contracts to manage foreign currency risk associated with our operating expenses but also foreign exchange risk associated with net assets or liabilities in currencies other than the U.S. dollar. A foreign exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign exchange contracts will not eliminate fluctuations in the value of the Company’s assets and liabilities denominated in foreign currencies but rather allow it to establish a rate of exchange for a future point in time.
As at December 31, 2025, the Company held foreign exchange contracts that were not designated as hedges under ASC 815 with an aggregate notional amount of $1,404.0 million (2024 — $1,586.9 million). The foreign exchange contracts are recorded as derivative assets or derivative liabilities in the consolidated balance sheet with changes recorded as a change in fair value of derivatives in the consolidated statement of operations. For the twelve months ended December 31, 2025, the impact of foreign exchange contracts on net income was a gain of $43.9 million (December 31, 2024 — loss of $34.0 million).
As at December 31, 2025, the Company held foreign exchange contracts that were designated as cash flow hedges under ASC 815 with an aggregate notional amount of $186.8 million (2024 — $158.0 million). The foreign exchange contracts are recorded as derivative assets or derivative liabilities in the consolidated balance sheet with the changes in fair value recorded in other comprehensive income. For the twelve months ended December 31, 2025 the company recognized a gain of $6.7 million (December 31, 2024 — loss of $6.5 million) in other comprehensive income.
As the foreign exchange contracts settle, the realized gain or loss is reclassified from other comprehensive income into general, administrative and corporate expenses in the consolidated statement of operations. For the twelve months ended December 31, 2025, the amount recognized within general, administrative and corporate expenses for settled foreign exchange contracts was a realized gain of $0.7 million (December 31, 2024 — loss of $0.9 million). The Company estimates that $0.5 million of the existing gains as at December 31, 2025 are expected to be reclassified into earnings within the next 12 months.
Embedded derivative on loss portfolio contract. The loss portfolio transfer contract included a funds withheld arrangement that provided returns to the reinsurer based on Aspen’s investment performance, guaranteeing a minimum of 1.75% return. Such funds withheld arrangements are examples of embedded derivatives and therefore this instrument was accounted for as an option-based derivative. For the twelve months ended December 31, 2025, the amount recognized as a change in fair value of derivatives in the consolidated statement of operations is a gain of $3.6 million (December 31, 2024 — gain of $12.9 million). During the twelve months ended December 31, 2025, the Company settled the outstanding funds withheld balance related to the loss portfolio contract and the associated embedded derivative expired.